Shareholder Report, Holdings (Details) - Brendan Wood TopGun ETF	Aug. 31, 2024
Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
The Progressive Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.47%
Transdigm Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.45%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	4.28%
Brookfield Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.21%
AvalonBay Communities, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.16%
Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.09%
T-Mobile US, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.97%
COMMUNICATION SERVICES [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
CONSUMER DISCRETIONARY [Member]
Holdings [Line Items]
Percent of Total Investments	7.34%
CONSUMER STAPLES [Member]
Holdings [Line Items]
Percent of Total Investments	4.47%
FINANCIALS [Member]
Holdings [Line Items]
Percent of Total Investments	28.63%
Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.27%
INDUSTRIALS [Member]
Holdings [Line Items]
Percent of Total Investments	15.44%
INFORMATION TECHNOLOGY - HARDWARE [Member]
Holdings [Line Items]
Percent of Total Investments	9.72%
INFORMATION TECHNOLOGY - SOFTWARE & SERVICES [Member]
Holdings [Line Items]
Percent of Total Investments	3.63%
Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	10.95%